Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Going Concern [Line Items]
Revenue	$ 3,370,789	$ 1,828,976	$ 10,781
Revenue increased percentage	84.00%
Gross Profit	$ 1,189,605	825,204	1,541
Net loss	(12,613,401)	(8,386,923)	(16,069,070)
Working capital deficit	5,100,000
Cash	250,008	671,355	$ 1,261,182
Accounts receivable	332,975	145,853
Accounts receivable, net	20,000
Bank loans	197,337
Continuing Operations [Member]
Going Concern [Line Items]
Gross Profit		$ 400,000
Gross profit from continued operation percentage		44.00%
Present Value of Future Insurance Profits, Gross	1,200,000
Minimum [Member]
Going Concern [Line Items]
Revenue	$ 1,500,000
Percentage of gross margin	35.00%
Maximum [Member]
Going Concern [Line Items]
Revenue	$ 3,400,000
Percentage of gross margin	45.00%
Accounts Receivable [Member]
Going Concern [Line Items]
Cash	$ 300,000
Accounts receivable	$ 300,000